SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments | segment	1
Maturity term		1 month
U.S. Treasury Bills | $	$ 10.8	$ 9.9